Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Dry-Docking Activity

Dry-docking activity for the three years ended December 31, 2014, 2013 and 2012 is summarized as follows:

	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $
Balance at beginning of the year	41,535	45,909	60,158
Cost incurred for dry docking	36,221	19,020	19,101
Dry-docking amortization relating to continuing operations	(22,682)	(22,559)	(25,267)
Dry-docking amortization relating to discontinued operations	—	(360)	(2,087)
Write down / sale of capitalized dry-dock expenditure	(815)	(475)	(5,996)

Balance at end of the year	54,259	41,535	45,909